UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-7899
                                   811-7885

Name of Fund: Merrill Lynch Aggregate Bond Index Fund of Merrill Lynch Index
              Funds, Inc. and Master Aggregate Bond Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        Aggregate Bond Index Fund of Merrill Lynch Index Funds, Inc. and Master Aggregate Bond Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 07/01/04 - 09/30/04

Item 1 - Schedule of Investments

Merrill Lynch Aggregate Bond Index Fund

Schedule of Investments as of September 30, 2004               (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                           Beneficial
                                             Interest     Mutual Funds                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
                                        $ 241,062,609     Master Aggregate Bond Index Series                          $ 415,769,406
------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Mutual Funds (Cost - $399,700,375) - 100.1%             415,769,406
------------------------------------------------------------------------------------------------------------------------------------
                                                          Total Investments  (Cost - $399,700,375)  - 100.1%            415,769,406

                                                          Liabilities in Excess of Other Assets - (0.1%)                   (451,611)
                                                                                                                      -------------
                                                          Net Assets - 100.0%                                         $ 415,317,795
                                                                                                                      =============
------------------------------------------------------------------------------------------------------------------------------------

                                              Master Aggregate Bond Index Series

Schedule of Investments as of September 30, 2004               (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                              Face     Interest                 Maturity
                       Issue                                Amount     Rate                       Date                        Value
------------------------------------------------------------------------------------------------------------------------------------
Government &           Federal Home Loan Bank System  $    200,000      4.625%                 8/15/2012              $     203,209
Agency Obligations -   -------------------------------------------------------------------------------------------------------------
34.6%                  Federal Home Loan Mortgage        1,245,000      7.18                   6/27/2006                  1,340,279
                       Corporation                       5,220,000      4.875                  3/15/2007  (g)             5,453,000
                                                         2,000,000      5.75                   4/15/2008                  2,159,980
                                                         2,740,000      6.625                  9/15/2009                  3,090,758
                                                         8,750,000      4.875                  11/15/2013                 8,963,211
                                                         2,000,000      5.00                   7/15/2014                  2,058,450
                                                         8,655,000      6.75                   9/15/2029                 10,272,195
                                                         2,345,000      6.25                   7/15/2032                  2,644,600
                       -------------------------------------------------------------------------------------------------------------
                       Federal National Mortgage         8,625,000      3.875                  3/15/2005  (g)             8,699,917
                       Association                      15,790,000      5.25                   6/15/2006  (g)            16,464,044
                                                        27,800,000      2.625                  11/15/2006 (g)            27,671,703
                                                        29,355,000      5.75                   2/15/2008                 31,609,082
                                                           215,000      2.875                  5/19/2008                    210,074
                                                        10,260,000      2.50                   6/15/2008  (g)             9,936,564
                                                        13,530,000      6.625                  9/15/2009                 15,243,033
                                                        27,240,000      6.625                  11/15/2010 (g)            30,982,585
                                                         3,970,000      4.376                  3/15/2013                  3,948,129
                                                         1,340,000      7.25                   5/15/2030                  1,680,915
                       -------------------------------------------------------------------------------------------------------------
                       Financing Corporation               670,000      9.80                   11/30/2017                   983,851
                       -------------------------------------------------------------------------------------------------------------
                       Tennessee Valley Authority        1,915,000      6.25                   12/15/2017                 2,154,132
                       -------------------------------------------------------------------------------------------------------------
                       U.S. Treasury Bonds               1,610,000      5.50                   5/15/2009                  1,763,327
                                                           995,000      5.75                   8/15/2010                  1,109,231
                                                         6,690,000      4.00                   11/15/2012 (g)             6,722,406
                                                        14,870,000      8.75                   5/15/2017                 20,980,053
                                                         8,370,000      8.50                   2/15/2020                 11,855,971
                                                         6,080,000      8.125                  8/15/2021                  8,432,200
                                                         8,740,000      6.25                   8/15/2023                 10,205,995
                                                         3,245,000      6.375                  8/15/2027                  3,875,367
                                                           400,000      5.25                   2/15/2029                    416,422
                                                           760,000      5.375                  2/15/2031                    814,150
                       -------------------------------------------------------------------------------------------------------------
                       U.S. Treasury Notes               2,735,000      6.75                   5/15/2005                  2,813,418
                                                        27,135,000      5.75                   11/15/2005                28,182,248
                                                         9,175,000      5.875                  11/15/2005                 9,542,000
                                                           605,000      4.375                  5/15/2007                    629,129
                                                         9,970,000      3.00                   11/15/2007 (g)             9,999,212
                                                         2,000,000      3.00                   2/15/2008                  2,001,172
                                                         2,865,000      3.625                  5/15/2013  (g)             2,794,942
                       -------------------------------------------------------------------------------------------------------------
                       Total Government & Agency Obligations (Cost - $300,862,465) -- 34.6%                             307,906,954
------------------------------------------------------------------------------------------------------------------------------------

                                              Master Aggregate Bond Index Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                              Face     Interest                Maturity
                       Issue                                Amount     Rate                     Date(s)                       Value
------------------------------------------------------------------------------------------------------------------------------------
Government Agency      Federal Home Loan Mortgage     $  7,683,255      4.00%                  5/01/2019              $   7,504,585
Mortgage-Backed        Corporation                      36,181,849      4.50             2/01/2011 - 11/15/2019          36,171,407
Obligations** - 37.2%                                    3,206,303      4.50             4/01/2034 - 10/15/2034           3,090,734
                                                        27,503,859      5.00             11/01/2017 - 11/15/2019         27,988,347
                                                        52,289,639      5.00             4/01/2034 - 11/15/2034          51,835,502
                                                         9,414,521      5.50              8/01/2017 - 2/01/2019           9,745,385
                                                        71,621,000      5.50                   10/15/2034                72,583,443
                                                         6,101,926      6.00             4/01/2016 - 10/01/2017           6,399,779
                                                        38,670,000      6.00             10/15/2034 - 11/15/2034         39,918,025
                                                         1,419,279      6.50              4/01/2015 - 5/01/2017           1,502,355
                                                        18,115,591      6.50              1/01/2026 - 9/01/2032          19,020,833
                                                         1,019,819      7.00              1/01/2011 - 7/01/2017           1,081,766
                                                         7,462,495      7.00              1/01/2020 - 6/01/2033           7,923,007
                                                           230,818      7.50              5/01/2007 - 4/01/2016             245,129
                                                         1,564,407      7.50              1/01/2023 - 9/01/2032           1,680,064
                                                           560,593      8.00              6/01/2024 - 3/01/2032             611,243
                                                            77,470      8.50              5/01/2028 - 8/01/2030              85,095
                                                            17,090      9.00                   9/01/2014                     18,808
                                                           222,962      9.50                   2/01/2019                    250,566
                                                            69,904     10.00              3/01/2010 - 9/01/2017              76,465
                                                            57,762     10.50                   4/01/2016                     63,464
                                                            16,798     11.00              9/01/2016 - 3/01/2018              18,747
                                                             7,501     11.50                   8/01/2015                      8,397
                                                            31,757     12.50                   2/01/2014                     36,292
                       -------------------------------------------------------------------------------------------------------------
                       Federal National Mortgage           899,212      5.00                   3/25/2018 (d)                900,850
                       Association                         314,766      5.50              6/01/2011 - 2/01/2014             327,043
                                                         1,060,812      6.00              2/01/2013 - 6/01/2015           1,114,761
                                                           739,841      6.50              1/01/2013 - 5/01/2016             784,321
                                                         1,560,636      6.50             12/01/2025 - 1/01/2030           1,640,792
                                                           580,179      7.00              4/01/2027 - 3/01/2031             616,685
                                                           614,356      7.50             10/01/2027 - 5/01/2032             658,755
                                                            17,502      8.00                   9/01/2015                     18,694
                                                           784,178      8.00             11/01/2029 - 9/01/2031             853,192
                                                            36,199      8.50              5/01/2030 - 1/01/2031              39,488
                                                            89,918      9.50                   7/01/2017                    101,505
                                                            38,486     10.00             10/01/2018 - 5/01/2022              43,098
                                                            18,207     10.50                   12/01/2016                    20,162
                       -------------------------------------------------------------------------------------------------------------

                                              Master Aggregate Bond Index Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                              Face     Interest                Maturity
                       Issue                                Amount     Rate                     Date(s)                       Value
------------------------------------------------------------------------------------------------------------------------------------
Government Agency      Government National            $  4,539,462      4.50%            8/15/2033 - 10/15/2033       $   4,408,650
Mortgage-Backed        Mortgage Association              5,600,000      5.00                   10/15/2034                 5,568,500
Obligations                                             11,463,560      5.50             8/15/2033 - 10/15/2033          11,686,450
(concluded)                                              5,072,173      6.00              4/20/2026 - 4/15/2033           5,266,928
                                                            73,963      6.50              2/15/2014 - 5/15/2014              78,677
                                                         4,008,159      6.50              4/15/2026 - 5/15/2032           4,235,335
                                                            42,632      7.00                   4/15/2013                     45,500
                                                         2,190,404      7.00             7/15/2027 - 10/15/2031           2,338,379
                                                         1,257,572      7.50              3/15/2024 - 3/15/2032           1,355,864
                                                           500,048      8.00             12/15/2022 - 6/15/2031             547,421
                                                           132,173      8.50             11/15/2017 - 3/15/2031             145,474
                                                           145,151      9.00             4/15/2018 - 11/15/2024             163,477
                                                            12,970      9.50                   9/15/2021                     14,721
                       -------------------------------------------------------------------------------------------------------------
                       Total Government Agency Mortgage-Backed Obligations (Cost - $328,313,263) -- 37.2%               330,834,160
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                       S&P            Moody's
                       Ratings        Ratings                    Non-Government Agency Mortgage-Backed Securities**
------------------------------------------------------------------------------------------------------------------------------------
Commercial             AAA            Aaa         19,950,281     CSFB Mortgage Securities Corporation, Series            19,951,159
Mortgage-Backed                                                  2004-FL1, Class A, 2.09% due 5/15/2014 (c)
Securities - 8.4%      AAA            Aaa         20,000,000     J.P. Morgan Chase Commercial Mortgage Securities        19,999,274
                                                                 Corporation, Series 2004-FL1A, Class A2, 2.069%
                                                                 due 4/16/2019 (c)
                       AAA            Aaa         20,000,000     Lehman Brothers Floating Rate Commercial Mortgage       19,999,316
                                                                 Trust, Series 2004-LLFA, Clas A2, 2.04%
                                                                 due 10/15/2017 (c)
                       AAA            Aaa         15,000,000     Wachovia Bank Commercial Mortgage Trust, Series         15,000,000
                                                                 2004-WHL4, Class A2, 2.04 due 10/15/2015 (c)
                       -------------------------------------------------------------------------------------------------------------
                                                                 Total Non-Government Agency Mortgage-Backed
                                                                 Securities (Cost - $74,950,281) -- 8.4%                 74,949,749
------------------------------------------------------------------------------------------------------------------------------------

Industry+                                                        Corporate Bonds
------------------------------------------------------------------------------------------------------------------------------------
Banking - 2.6%         A-             A2             525,000     BB&T Corporation, 6.50% due 8/01/2011                      586,537
                                                                 Bank of America Corporation:
                       A+             Aa2          2,200,000         5.875% due 2/15/2009                                 2,381,819
                       A              Aa3            113,000         6.60% due 5/15/2010                                    125,960
                       A+             Aa2            410,000         4.875% due 9/15/2012                                   418,197
                       A+             Aa2            350,000         4.875% due 1/15/2013                                   355,042
                       A+             Aa3            365,000     The Bank of New York Company, Inc., 5.20%                  383,202
                                                                 due 7/01/2007
                                                                 Banc One Corporation:
                       A+             Aa3            830,000        6.875% due 8/01/2006                                    889,015
                       A              A1             378,000        8% due 4/29/2027                                        474,079
                       A+             Aa2             90,000     Citicorp, 6.375% due 11/15/2008                             98,856
                       A-             A3             665,000     Comerica Incorporated, 4.80% due 5/01/2015                 649,096
                       A+             A1             460,000     Deutsche Bank Financial Inc., 7.50% due 4/25/2009          528,534
                       BB+            Baa3           300,000     FirstBank Puerto Rico, 7.625% due 12/20/2005               310,995
                                                                 FleetBoston Financial Corporation:
                       A+             Aa2            700,000         4.20% due 11/30/2007                                   718,989
                       A+             Aa2            900,000         3.85% due 2/15/2008                                    910,438
                       A+             A1             230,000     Golden West Financial Corporation, 4.75%                   231,975
                                                                 due 10/01/2012

                                              Master Aggregate Bond Index Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                       S&P            Moody's           Face
Industry+              Ratings        Ratings         Amount     Corporate Bonds                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Banking (concluded)    A              Aa3      $     765,000     HSBC Holdings PLC, 7.50% due 7/15/2009              $      880,903
                       AAA            Aaa            800,000     International Bank for Reconstruction and                  820,911
                                                                 Development, 4.125% due 6/24/2009
                       AAA            Aaa            600,000     Kreditanstalt fuer Wiederaufbau, 4.125%                    580,552
                                                                 due 10/15/2014
                                                                 MBNA America Bank NA:
                       BBB+           Baa1            25,000         7.75% due 9/15/2005 (a)                                 26,034
                       BBB+           Baa1           110,000         6.50% due 6/20/2006                                    116,296
                       BBB            Baa2           675,000         7.125% due 11/15/2012                                  763,866
                       A-             A3             500,000     Manufacturers and Traders Trust Company, 3.85%             498,222
                                                                 due 4/01/2013(c)
                       A+             Aa3            395,000     Marshall & Ilsley Bank, 4.125% due 9/04/2007               405,934
                       A              A2             500,000     Mellon Funding Corporation, 5% due 12/01/2014              508,266
                       A+             Aa3            295,000     National City Bank of Indiana, 4% due 9/28/2007            300,510
                       BBB+           A3             392,000     PNC Funding Corporation, 5.25% due 11/15/2015              397,916
                       BBB+           A3             200,000     Popular North America, Inc., 4.70% due 6/30/2009           204,957
                       A-             A2             350,000     Regions Financial Corporation, 6.375% due 5/15/2012        387,825
                       BBB-           Baa3           450,000     Sovereign Bank, 5.125% due 3/15/2013                       448,645
                       A+             Aa3            705,000     SunTrust Bank, 5.45% due 12/01/2017                        728,714
                       A-             A3             400,000     Synovus Financial Corp., 4.875% due 2/15/2013              401,816
                       A+             Aa3            485,000     U.S. Bancorp, 5.10% due 7/15/2007                          507,212
                       A+             Aa3            500,000     U.S. Bank National Association, 6.30% due 2/04/2014        555,544
                       BBB+           A3             400,000     UnionBanCal Corporation, 5.25% due 12/16/2013              408,453
                       A+             Aa2            525,000     Wachovia Bank, NA, 4.85% due 7/30/2007                     547,010
                                                                 Wachovia Corporation:
                       A-             A1             195,000         5.625% due 12/15/2008                                  209,745
                       A              Aa3          1,170,000         3.625% due 2/17/2009                                 1,160,865
                       AA-            Aa1            145,000     Washington Mutual Finance Corporation, 6.875%              165,996
                                                                 due 5/15/2011
                                                                 Washington Mutual, Inc.:
                       A-             A3             600,000         7.50% due 8/15/2006                                    647,614
                       BBB+           Baa1            90,000         8.25% due 4/01/2010                                    106,517
                                                                 Wells Fargo & Company:
                       AA-            Aa1            400,000         5.125% due 2/15/2007                                   417,422
                       AA-            Aa1          1,200,000         3.125% due 4/01/2009                                 1,168,292
                       AA-            Aa1            450,000     Wells Fargo Bank, NA, 6.45% due 2/01/2011                  504,580
                       A+             A1             350,000     Westpac Banking Corporation, 4.625% due 6/01/2018          326,255
                                                                                                                     ---------------
                                                                                                                         23,259,606
------------------------------------------------------------------------------------------------------------------------------------
Financial Services -   BBB+           A3             330,000     ACE INA Holdings Inc., 8.30% due 8/15/2006                 360,191
3.6%                   A              A3             400,000     AXA Financial, Inc., 7.75% due 8/01/2010                   469,017
                       A+             A1             250,000     The Allstate Corporation, 5.375% due 12/01/2006            261,793
                       A+             A1             295,000     American Express Company, 6.875% due 11/01/2005            308,148
                       AAA            Aaa            325,000     American General Corporation, 7.50% due 7/15/2025          394,857
                       A+             A1             235,000     American General Finance Corporation, 5.875%               246,802
                                                                 due 7/14/2006
                       BBB+           Baa1           215,000     AvalonBay Communities, Inc., 6.625% due 9/15/2011          236,691
                                                                 The Bear Stearns Companies Inc.:
                       A              A1             125,000         7.625% due 2/01/2005                                   127,205
                       A              A1             250,000         6.875% due 10/01/2005                                  260,340
                       A              A1             800,000         3.25% due 3/25/2009                                    777,038

                                              Master Aggregate Bond Index Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                       S&P            Moody's           Face
Industry+              Ratings        Ratings         Amount     Corporate Bonds                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Financial Services                                               CIT Group Inc.:
(continued)            A              A2       $     450,000         6.50% due 2/07/2006                             $      471,450
                       A              A2             300,000         5% due 2/13/2014                                       298,797
                                                                 Capital One Bank:
                       BBB            Baa2           570,000         6.875% due 2/01/2006                                   599,333
                       BBB            Baa2           600,000         4.875% due 5/15/2008                                   621,441
                                                                 CitiFinancial Credit Company:
                       AA-            Aa1            500,000         6.75% due 7/01/2007                                    543,842
                       AA-            Aa1            450,000         10% due 5/15/2009                                      562,947
                                                                 Citigroup Inc.:
                       AA-            Aa1          1,850,000         5.75% due 5/10/2006                                  1,933,703
                       AA-            Aa1            125,000         6.50% due 1/18/2011                                    140,239
                       A+             Aa2            666,000         5% due 9/15/2014 (a)                                   666,828
                       A+             Aa2            740,000         6.625% due 6/15/2032                                   810,525
                       A              A3             740,000     Countrywide Home Loans, Inc., 5.625% due 7/15/2009         787,746
                                                                 Credit Suisse First Boston (USA) Inc.:
                       A+             Aa3          1,000,000         5.875% due 8/01/2006                                 1,051,217
                       A+             Aa3            775,000         5.75% due 4/15/2007                                    821,827
                       A+             Aa3            250,000         4.625% due 1/15/2008                                   258,250
                       A+             Aa3            800,000         6.50% due 1/15/2012                                    888,727
                       BBB            Baa3           530,000     Developers Diversified Realty Corporation, 6.625%          570,272
                                                                 due 1/15/2008
                       BBB+           Baa1           750,000     Duke Realty Limited Partnership, 5.25%                     788,734
                                                                 due 1/15/2010
                                                                 EOP Operating LP:
                       BBB+           Baa2           200,000         6.75% due 2/15/2012                                    221,626
                       BBB+           Baa2           145,000         7.25% due 6/15/2028                                    157,480
                       BBB+           Baa2            25,000         7.50% due 4/19/2029                                     28,011
                                                                 The Goldman Sachs Group, Inc.:
                       A+             Aa3            420,000         4.125% due 1/15/2008                                   428,094
                       NR*            Aa3          1,000,000         3.875% due 1/15/2009                                 1,002,970
                       A+             Aa3          1,625,000         6.60% due 1/15/2012                                  1,814,745
                       A+             Aa3            800,000         5.25% due 4/01/2013                                    814,242
                       A+             Aa3            405,000         6.125% due 2/15/2033                                   406,793
                       A-             A3             300,000     Hartford Life, Inc., 7.375% due 3/01/2031                  360,199
                       BBB            Baa3           200,000     Infinity Property and Casualty Corporation, 5.50%          198,256
                                                                 due 2/18/2014
                                                                 International Lease Finance Corporation:
                       AA-            A1             650,000         4.375% due 12/15/2005                                  662,531
                       AA-            A1             386,000         5.625% due 6/01/2007                                   407,781
                                                                 J.P. Morgan Chase & Co.:
                       A+             Aa3            200,000         5.625% due 8/15/2006                                   209,605
                       A+             Aa3            400,000         3.50% due 3/15/2009                                    394,631
                       A              A1           1,445,000         6.625% due 3/15/2012                                 1,621,919
                       A+             A3             275,000     John Hancock Financial Services, Inc., 5.625%              293,431
                                                                 due 12/01/2008
                                                                 Lehman Brothers Holdings, Inc.:
                       A              A1           1,000,000         6.25% due 5/15/2006                                  1,052,372
                       A              A1             600,000         7% due 2/01/2008                                       662,147
                       A              A1             245,000         7.875% due 8/15/2010                                   290,041
                       A              A1             725,000         6.625% due 1/18/2012                                   810,916

                                              Master Aggregate Bond Index Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                       S&P            Moody's           Face
Industry+              Ratings        Ratings         Amount     Corporate Bonds                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Financial Services     BBB            Baa2     $     500,000     Liberty Property LP, 7.25% due 3/15/2011            $      569,426
(concluded)            A+             A3             175,000     Marsh & McLennan Companies, Inc., 6.25%                    193,791
                                                                 due 3/15/2012
                       A              A2             150,000     MetLife, Inc., 6.125% due 12/01/2011                       163,927
                                                                 Morgan Stanley:
                       A+             Aa3            845,000         6.60% due 4/01/2012                                    942,255
                       A              A1           1,250,000         4.75% due 4/01/2014                                  1,210,095
                       AA-            Aa3            145,000     New York Life Insurance Company, 5.875%                    147,088
                                                                 due 5/15/2033(a)
                       AA             Aa2            265,000     Principal Life Global Funding I, 6.25%                     292,562
                                                                 due 2/15/2012(a)
                       A+             A1             425,000     The Progressive Corporation, 6.25% due 12/01/2032          448,288
                       AAA            Aaa            150,000     SunAmerica Inc., 5.60% due 7/31/2097                       142,610
                       BBB+           A3             500,000     Travelers Property Casualty Corp., 6.375%                  512,281
                                                                 due 3/15/2033                                       ---------------
                                                                                                                         31,718,073
------------------------------------------------------------------------------------------------------------------------------------
Financial Services -                                             Household Finance Corporation:
Consumer - 0.4%        A              A1           2,015,000         5.875% due 2/01/2009                                 2,172,126
                       A              A1             750,000         7% due 5/15/2012                                       858,329
                       AA             Aa3            500,000     Monumental Global Funding II, 4.375%                       506,917
                                                                 due 7/30/2009 (a)
                       BBB+           Baa3           250,000     NLV Financial Corporation, 7.50% due 8/15/2033(a)          265,455
                       AA             A2              60,000     Western & Southern Financial Group Inc., 5.75%              57,870
                                                                 due 7/15/2033(a)                                    ---------------
                                                                                                                          3,860,697
------------------------------------------------------------------------------------------------------------------------------------
Foreign Government     AAA            Aaa          2,240,000     Canadian Government Bond, 5.25% due 11/05/2008           2,396,686
Obligations - 2.4%     BBB+           A2             500,000     People's Republic of China, 7.30% due 12/15/2008           569,094
                       BBB-           Baa1         1,025,000     Petroleos Mexicanos, 8.85% due 9/15/2007                 1,159,275
                       AA-            Aa2            445,000     Province of British Columbia, 4.625% due 10/03/2006        460,524
                       AA-            Aa2          1,120,000     Province of Manitoba, 5.50% due 10/01/2008               1,199,700
                                                                 Province of Ontario:
                       AA             Aa2          3,000,000         6% due 2/21/2006                                     3,133,653
                       AA             Aa2            840,000         5.50% due 10/01/2008                                   901,390
                       A+             A1           1,025,000     Province of Quebec, 7.50% due 9/15/2029                  1,328,027
                       AAA            Aaa          1,120,000     Republic of Finland, 5.875% due 2/27/2006                1,172,051
                                                                 Republic of Italy:
                       AA-            Aa2            900,000         5.25% due 4/05/2006                                    936,054
                       AA-            NR*          1,050,000         4.375% due 10/25/2006                                1,080,164
                       AA-            Aa2          1,300,000         6.875% due 9/27/2023                                 1,539,495
                                                                 United Mexican States:
                       BBB-           Baa2         2,320,000         9.875% due 2/01/2010                                 2,860,560
                       BBB-           Baa2         2,175,000         6.375% due 1/16/2013                                 2,290,275
                                                                                                                     ---------------
                                                                                                                         21,026,948
------------------------------------------------------------------------------------------------------------------------------------
Industrial -           BBB            Baa2            60,000     Albertson's, Inc., 7.50% due 2/15/2011                      69,398
Consumer Goods - 1.4%                                            Anheuser-Busch Companies, Inc.:
                       A+             A1             160,000         5.95% due 1/15/2033                                    168,827
                       A+             A1             390,000         6% due 11/01/2041                                      407,951
                       A-             A3             200,000     CVS Corporation, 4% due 9/15/2009 (a)                      200,085
                       A              A3             600,000     Campbell Soup Company, 4.875% due 10/01/2013               605,432
                       BBB-           Baa3           600,000     Cia Brasileira de Bebida, 8.75% due 9/15/2013              678,000
                       A              A2             710,000     Coca-Cola Enterprises Inc., 6.75% due 9/15/2028            809,750
                                                                 ConAgra Foods, Inc.:
                       BBB+           Baa1           200,000         7% due 10/01/2028                                      227,763
                       BBB+           Baa1           370,000         8.25% due 9/15/2030                                    482,355

                                              Master Aggregate Bond Index Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                       S&P            Moody's           Face
Industry+              Ratings        Ratings         Amount     Corporate Bonds                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Industrial -           A+             A2       $     140,000     Diageo Capital PLC, 3.50% due 11/19/2007            $      140,317
Consumer Goods         BBB+           A3             500,000     The Dial Corporation, 6.50% due 9/15/2008                  545,394
(concluded)            A              A2             500,000     Fortune Brands, Inc., 2.875% due 12/01/2006                498,171
                       BBB+           Baa1         1,432,000     Kellogg Company, 6% due 4/01/2006                        1,497,292
                       AA-            Aa2            294,000     Kimberly-Clark Corporation, 7.10% due 8/01/2007            326,116
                       BBB+           A3             225,000     Kraft Foods Inc., 4.625% due 11/01/2006                    231,393
                                                                 The Kroger Co.:
                       BBB            Baa2           160,000         7.625% due 9/15/2006                                   173,073
                       BBB            Baa2            85,000         7.70% due 6/01/2029                                    100,024
                       BBB            Baa2           250,000         7.50% due 4/01/2031                                    290,202
                       BBB+           Baa1           500,000     Miller Brewing Company, 5.50% due 8/15/2013(a)             521,323
                       A-             A3             500,000     Nabisco, Inc., 6.375% due 2/01/2005                        505,140
                       A              A3             155,000     The Pepsi Bottling Group, Inc., 7% due 3/01/2029           183,209
                       A+             Aa3             92,000     Pepsi Bottling Holdings, Inc., 5.625%                       99,038
                                                                 due 2/17/2009(a)
                       AA-            Aa3            500,000     The Procter & Gamble Company, 4.95% due 8/15/2014          512,171
                       BBB            Baa3           390,000     SUPERVALU Inc., 7.50% due 5/15/2012                        453,240
                       BBB            Baa2           300,000     Safeway Inc., 6.15% due 3/01/2006                          312,767
                       BBB            Baa3           290,000     Sappi Papier Holding AG, 6.75% due 6/15/2012(a)            318,197
                       A+             A3             520,000     Sara Lee Corporation, 6.25% due 9/15/2011                  577,737
                                                                 Sealed Air Corporation (a):
                       BBB            Baa3           400,000         5.375% due 4/15/2008                                   417,650
                       BBB            Baa3           135,000         6.95% due 5/15/2009                                    149,514
                       BBB-           Baa2           700,000     Staples, Inc., 7.125% due 8/15/2007                        765,582
                                                                                                                     ---------------
                                                                                                                         12,267,111
------------------------------------------------------------------------------------------------------------------------------------
Industrial - Energy -                                            Anadarko Finance Company:
1.4%                   BBB+           Baa1           390,000         6.75% due 5/01/2011                                    441,687
                       BBB+           Baa1            60,000         7.50% due 5/01/2031                                     73,356
                                                                 Apache Corporation:
                       A-             A3             205,000         6.25% due 4/15/2012                                    229,712
                       A-             A3             190,000         7.625% due 7/01/2019                                   236,556
                       AA+            Aa1            390,000     Atlantic Richfield Company, 5.90% due 4/15/2009            424,784
                       BBB            Baa3           150,000     Atmos Energy Corporation, 5.125% due 1/15/2013             151,054
                       BBB+           Baa1           330,000     Chevron Phillips Chemical Company LLC, 5.375%              345,461
                                                                 due 6/15/2007
                                                                 ChevronTexaco Capital Company:
                       AA             Aa2            230,000         3.50% due 9/17/2007                                    232,149
                       AA             Aa2            165,000         3.375% due 2/15/2008                                   165,449
                       A              A2             125,000     Colonial Pipeline Company, 7.63% due 4/15/2032(a)          158,914
                       A-             A3             870,000     ConocoPhillips Company, 4.75% due 10/15/2012               882,165
                                                                 ConocoPhillips Holding Company:
                       A-             A3             570,000         6.35% due 4/15/2009                                    631,180
                       A-             A3             505,000         6.95% due 4/15/2029                                    582,673
                       BBB+           A3              75,000     Consolidated Natural Gas Company, 6.25%                     81,833
                                                                 due 11/01/2011
                                                                 Duke Energy Corporation:
                       A              A3             400,000         3.75% due 3/05/2008                                    401,776
                       BBB            Baa1         1,150,000         6.25% due 1/15/2012                                  1,252,119
                       BBB            Baa2           300,000     Halliburton Company, 2.41% due 1/26/2007(a)(c)             300,149
                       BBB+           Baa1           945,000     Kinder Morgan Energy Partners, LP, 6.75%                 1,052,629
                                                                 due 3/15/2011

                                              Master Aggregate Bond Index Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                       S&P            Moody's           Face
Industry+              Ratings        Ratings         Amount     Corporate Bonds                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Industrial - Energy    BBB            Baa2     $     475,000     Kinder Morgan, Inc., 6.50% due 9/01/2012            $      522,286
(concluded)            A+             A2             350,000     Motiva Enterprises LLC, 5.20% due 9/15/2012(a)             361,622
                       A-             Baa1           100,000     Murphy Oil Corporation, 6.375% due 5/01/2012               110,095
                       A-             A3             225,000     Nabors Industries Inc., 5.375% due 8/15/2012               234,352
                       BBB            Baa3           480,000     NiSource Finance Corporation, 7.625% due 11/15/2005        504,382
                       BBB            Baa3           955,000     Ocean Energy, Inc., 7.25% due 10/01/2011                 1,084,704
                       BBB            Baa3           500,000     Panhandle Eastern Pipe Line Company, LLC, 2.75%            490,743
                                                                 due 3/15/2007
                       AA             Aa3            250,000     Texaco Capital Inc., 8.625% due 6/30/2010                  307,511
                       BBB            Baa3           300,000     Valero Energy Corporation, 6.875% due 4/15/2012            337,789
                       BBB-           Baa3           500,000     XTO Energy, Inc., 4.90% due 2/01/2014                      497,011
                                                                                                                     ---------------
                                                                                                                         12,094,141
------------------------------------------------------------------------------------------------------------------------------------
Industrial -           A-             Baa1           340,000     Alcan Inc., 6.45% due 3/15/2011                            380,723
Manufacturing - 3.2%   A-             A2             150,000     Alcoa Inc., 6% due 1/15/2012                               164,164
                       A-             Baa1           320,000     Baxter International Inc., 4.625% due 3/15/2015            306,051
                       A              A2             265,000     Caterpillar Financial Services Corporation, 4.875%         276,023
                                                                 due 6/15/2007
                       BBB            Baa2           390,000     Centex Corporation, 7.875% due 2/01/2011                   454,671
                       A-             A3             450,000     Cooper Industries, Inc., 5.50% due 11/01/2009              479,458
                                                                 DaimlerChrysler NA Holding Corporation:
                       BBB            A3           1,530,000         6.40% due 5/15/2006                                  1,609,965
                       BBB            A3             280,000         7.30% due 1/15/2012                                    318,038
                       BBB            A3             600,000         8.50% due 1/18/2031                                    733,444
                       A-             A3             720,000     Deere & Company, 7.85% due 5/15/2010                       854,847
                       BBB-           Baa2           555,000     Delphi Corporation, 6.55% due 6/15/2006                    580,688
                       BBB-           Baa3           270,000     Domtar Inc., 7.875% due 10/15/2011                         311,818
                       A              A2             335,000     Emerson Electric Company, 7.875% due 6/01/2005             347,267
                       BBB-           Baa1         2,705,000     Ford Motor Company, 7.45% due 7/16/2031                  2,652,334
                                                                 Ford Motor Credit Company:
                       BBB-           A3           1,410,000         6.875% due 2/01/2006                                 1,475,455
                       BBB-           A3             700,000         6.50% due 1/25/2007                                    741,427
                       AAA            Aaa          2,205,000     General Electric Capital Corporation, 6.75%              2,537,750
                                                                 due 3/15/2032
                       AAA            Aaa            325,000     General Electric Company, 5% due 2/01/2013                 334,243
                                                                 General Motors Acceptance Corporation:
                       BBB-           A3             772,000         7.75% due 1/19/2010                                    848,318
                       BBB-           A3             885,000         7% due 2/01/2012                                       926,034
                       BBB-           A3           1,853,000         8% due 11/01/2031                                    1,917,838
                       BBB+           Baa1           355,000     Hanson Australia Funding Limited, 5.25%                    360,577
                                                                 due 3/15/2013
                       A+             A1             150,000     Harley-Davidson Funding Corp., 3.625%                      149,561
                                                                 due 12/15/2008(a)
                       A              A2             515,000     Honeywell International Inc., 6.125%                       567,131
                                                                 due 11/01/2011
                                                                 International Business Machines Corporation:
                       A+             A1             395,000         6.45% due 8/01/2007                                    429,023
                       A+             A1             200,000         4.75% due 11/29/2012                                   202,823
                       A+             A1             450,000         5.875% due 11/29/2032                                  466,090
                       A              A2             400,000     Johnson Controls, Inc., 4.875% due 9/15/2013               407,687
                       A-             A3             117,360     Kern River Funding Corporation, 4.893%                     118,325
                                                                 due 4/30/2018(a)
                       BBB-           Baa3           200,000     Lennar Corporation, 5.95% due 3/01/2013                    211,507
                       BBB            Baa2           450,000     Lockheed Martin Corporation, 8.50% due 12/01/2029          595,061

                                              Master Aggregate Bond Index Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                       S&P            Moody's           Face
Industry+              Ratings        Ratings         Amount     Corporate Bonds                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Industrial -           BBB-           Baa3     $     100,000     M.D.C. Holdings, Inc., 5.50% due 5/15/2013          $      101,639
Manufacturing          BBB            Baa2           325,000     Martin Marietta Technologies, Inc., 7.375%                 381,828
(concluded)                                                      due 4/15/2013
                       BBB+           Baa1            45,000     Masco Corporation, 6.50% due 8/15/2032                      48,537
                                                                 Newell Rubbermaid, Inc.:
                       BBB+           Baa2           250,000         4.625% due 12/15/2009                                  252,878
                       BBB+           Baa2           300,000         4% due 5/01/2010                                       291,773
                       A+             Aa3            385,000     Pitney Bowes Inc., 4.75% due 5/15/2018                     374,818
                       BBB-           Baa3           110,000     Pulte Corporation, 7.875% due 8/01/2011                    128,079
                                                                 Raytheon Company:
                       BBB-           Baa3            35,000         6.15% due 11/01/2008                                    38,084
                       BBB-           Baa3           200,000         8.30% due 3/01/2010                                    239,090
                       BBB-           Baa3           350,000         6.75% due 3/15/2018                                    389,474
                       A              A2             150,000     Rockwell Collins, Inc., 4.75% due 12/01/2013               150,655
                       A              A2              75,000     The Stanley Works, 4.90% due 11/01/2012                     75,995
                       A-             A3             870,000     Textron Financial Corporation, 2.75% due 6/01/2006         865,843
                       NR             Ba1            400,000     The Timken Company, 6.75% due 8/21/2006                    417,137
                       BBB-           Baa3           325,000     Toll Brothers, Inc., 6.875% due 11/15/2012                 362,450
                                                                 Tyco International Group SA:
                       BBB            Baa3           300,000         6.125% due 1/15/2009                                   326,168
                       BBB            Baa3           600,000         6% due 11/15/2013                                      647,543
                                                                 Weyerhaeuser Company:
                       BBB            Baa2           830,000         5.95% due 11/01/2008                                   893,059
                       BBB            Baa2           325,000         7.375% due 3/15/2032                                   372,934
                                                                                                                     ---------------
                                                                                                                         28,116,325
------------------------------------------------------------------------------------------------------------------------------------
Industrial - Other -   AA             A1             441,000     Abbott Laboratories, 5.625% due 7/01/2006                  461,675
2.1%                   A+             A1             285,000     Archer-Daniels-Midland Company, 5.935%                     295,124
                                                                 due 10/01/2032
                       AA+            Aa2            560,000     AstraZeneca PLC, 5.40% due 6/01/2014                       592,829
                       BBB            Baa2           200,000     BRE Properties, Inc., 5.95% due 3/15/2007                  211,051
                       A-             Baa1           625,000     Boston Scientific Corporation, 5.45% due 6/15/2014         654,677
                       BBB+           Baa2           830,000     Burlington Northern Santa Fe Corporation, 6.75%            932,227
                                                                 due 7/15/2011
                       BBB            Baa2           490,000     CSX Corporation, 6.75% due 3/15/2011                       544,083
                       BBB            Baa2           650,000     Centerpoint Properties, 4.75% due 8/01/2010                658,800
                                                                 Continental Airlines, Inc.:
                       AAA            Aaa          1,140,000         6.563% due 8/15/2013                                 1,223,641
                       BBB            Ba3            249,877         7.875% due 7/02/2018                                   235,321
                       A-             A3             480,000     The Dow Chemical Company, 5.75% due 11/15/2009             515,104
                       AA             Aa3            290,000     Eli Lilly and Company, 7.125% due 6/01/2025                350,290
                       A              A2             540,000     General Dynamics Corporation, 3% due 5/15/2008             530,852
                       BBB            Baa2           400,000     HRPT Properties Trust, 5.75% due 2/15/2014                 404,095
                       BBB-           Baa3           400,000     Harrah's Operating Company, Inc., 5.50%                    413,310
                                                                 due 7/01/2010(a)
                       BBB            Baa2           500,000     Harris Corporation, 6.35% due 2/01/2028                    535,101
                       BBB            Baa3           700,000     ICI North America, Inc., 8.875% due 11/15/2006             773,510
                       A-             Baa2           550,000     Inversiones CMPC SA, 4.875% due 6/18/2013(a)               542,526
                       AAA            Aaa          2,500,000     J. Paul Getty Trust, 5.875% due 10/01/2033               2,583,365
                       BBB            Baa2           235,000     New Plan Excel Realty Trust, 5.875% due 6/15/2007          248,962

                                              Master Aggregate Bond Index Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                       S&P            Moody's           Face
Industry+              Ratings        Ratings         Amount     Corporate Bonds                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Industrial - Other                                               Norfolk Southern Corporation:
(concluded)            BBB            Baa1     $     675,000         6.75% due 2/15/2011                             $      758,095
                       BBB            Baa1           220,000         7.25% due 2/15/2031                                    256,366
                       BBB            Baa3           587,000     Northrop Grumman Corporation, 7.125% due 2/15/2011         674,735
                                                                 Pfizer, Inc.:
                       AAA            Aaa            420,000         5.625% due 2/01/2006                                   436,341
                       AAA            Aaa            500,000         4.50% due 2/15/2014                                    499,975
                                                                 Praxair, Inc.:
                       A-             A3             235,000         6.50% due 3/01/2008                                    257,228
                       A-             A3             135,000         6.375% due 4/01/2012                                   151,894
                       A-             A3              70,000         3.95% due 6/01/2013                                     66,681
                       BBB-           Baa3           565,000     Rock-Tenn Company, 5.625% due 3/15/2013                    572,744
                       A              Baa1           400,000     Southwest Airlines Co., 8% due 3/01/2005                   407,863
                       BBB            Baa2         1,080,000     Union Pacific Corporation, 5.75% due 10/15/2007          1,147,018
                       A              A2             455,000     United Technology Corporation, 6.35% due 3/01/2011         505,009
                                                                                                                     ---------------
                                                                                                                         18,440,492
------------------------------------------------------------------------------------------------------------------------------------
Industrial - Services  BBB-           Baa3           600,000     ARAMARK Services, Inc., 6.375% due 2/15/2008               647,836
- 2.8%                 BBB+           Baa2           350,000     Berkley (WR) Corporation, 5.125% due 9/30/2010             357,692
                       BBB-           Baa3           255,000     British Sky Broadcasting Group PLC ("BSkyB"), 8.20%        297,155
                                                                 due 7/15/2009
                                                                 Carnival Corporation:
                       A-             A3             380,000         3.75% due 11/15/2007                                   381,796
                       A-             A3             225,000         6.15% due 4/15/2008                                    243,068
                       BBB+           Baa2           600,000     Celulosa Arauco y Constitucion SA, 5.125%                  598,110
                                                                 due 7/09/2013
                       BBB            Baa1           815,000     Cendant Corporation, 6.875% due 8/15/2006                  868,669
                                                                 Clear Channel Communications, Inc.:
                       BBB-           Baa3           200,000         5.50% due 9/15/2014                                    198,950
                       BBB-           Baa3           100,000         7.25% due 10/15/2027                                   109,385
                       BBB            Baa3           450,000     Comcast Cable Communications, Inc., 8.875%                 574,663
                                                                 due 5/01/2017
                                                                 Comcast Corporation:
                       BBB            Baa3           550,000         5.85% due 1/15/2010                                    585,344
                       BBB            Baa3           685,000         7.05% due 3/15/2033                                    751,477
                       BBB            Baa2           350,000     Cox Communications, Inc., 7.125% due 10/01/2012            379,779
                                                                 Federated Department Stores, Inc.:
                       BBB+           Baa1            25,000         6.625% due 9/01/2008                                    27,417
                       BBB+           Baa1           135,000         6.30% due 4/01/2009                                    146,776
                       BBB+           Baa1           270,000         6.625% due 4/01/2011                                   301,656
                       A+             A1             435,000     First Data Corporation, 6.375% due 12/15/2007              474,872
                       BBB+           Baa2           470,000     Fiserv, Inc., 4% due 4/15/2008                             475,543
                       A              A2             375,000     Gannett Co., Inc., 5.50% due 4/01/2007                     395,752
                       A-             A3             610,000     Hewlett-Packard Company, 3.625% due 3/15/2008              611,993
                       BBB-           Baa3           715,000     InterActiveCorp, 7% due 1/15/2013                          782,486
                       A-             A3             235,000     Kohl's Corporation, 6.30% due 3/01/2011                    259,337
                                                                 Liberty Media Corporation:
                       BBB-           Baa3           285,000         7.875% due 7/15/2009                                   318,128
                       BBB-           Baa3           330,000         5.70% due 5/15/2013                                    326,248
                       BBB            Baa2           450,000     Limited Brands, Inc., 6.125% due 12/01/2012                486,032

                                              Master Aggregate Bond Index Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                       S&P            Moody's           Face
Industry+              Ratings        Ratings         Amount     Corporate Bonds                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Industrial - Services                                            Lowe's Companies, Inc.:
(concluded)            A              A2       $     250,000         6.875% due 2/15/2028                            $      287,957
                       A              A2              65,000         6.50% due 3/15/2029                                     71,902
                                                                 News America Incorporated:
                       BBB-           Baa3           550,000         7.25% due 5/18/2018                                    632,612
                       BBB-           Baa3           340,000         7.28% due 6/30/2028                                    382,867
                       BBB-           Baa3           300,000     Norske Skog Industrier ASA, 6.125%                         306,164
                                                                 due 10/15/2015(a)
                       BBB+           Baa3           300,000     RLI Corp., 5.95% due 1/15/2014                             303,671
                       A-             A3           1,700,000     Reed Elsevier Capital Inc., 6.125% due 8/01/2006         1,788,900
                       A-             A3              80,000     Science Applications International Corp., 5.50%             74,700
                                                                 due 7/01/2033
                       BBB+           Baa2           500,000     Sungard Data Systems Inc., 4.875% due 1/15/2014            491,004
                                                                 Target Corporation:
                       A+             A2             888,000         10% due 1/01/2011                                    1,147,316
                       A+             A2             100,000         6.75% due 1/01/2028                                    113,629
                       BBB            Baa3           200,000     Tele-Communications Inc., 9.80% due 2/01/2012              255,009
                                                                 The Thomson Corporation:
                       A-             A3             345,000         5.75% due 2/01/2008                                    367,243
                       A-             A3             325,000         4.25% due 8/15/2009                                    327,685
                       BBB+           Baa1           352,000     Time Warner Companies, Inc., 6.875% due 6/15/2018          384,622
                                                                 Time Warner Inc.:
                       BBB+           Baa1         1,510,000         6.875% due 5/01/2012                                 1,684,672
                       BBB+           Baa1           400,000         7.70% due 5/01/2032                                    465,119
                       AAA            Aaa             90,000     United Parcel Service, Inc., 8.375% due 4/01/2020          119,836
                       BBB-           Baa2           500,000     Univision Communications Inc., 7.85% due 7/15/2011         587,554
                       A-             A3           1,000,000     Viacom, Inc., 5.625% due 5/01/2007                       1,057,785
                       AA             Aa2          1,235,000     Wal-Mart Stores, Inc., 6.875% due 8/10/2009              1,400,625
                       BBB            Baa3         1,250,000     Waste Management, Inc., 7.375% due 8/01/2010             1,442,870
                       A              Baa1           600,000     Wyeth, 5.50% due 2/01/2014                                 608,689
                                                                                                                     ---------------
                                                                                                                         24,902,595
------------------------------------------------------------------------------------------------------------------------------------
Utilities -            A              A2             315,000     ALLTEL Corporation, 7% due 7/01/2012                       359,348
Communications - 1.7%  BBB            Baa2           825,000     AT&T Wireless Services, Inc., 8.75% due 3/01/2031        1,083,251
                       A              A1             900,000     Ameritech Capital Funding Corporation, 6.45%               969,210
                                                                 due 1/15/2018
                                                                 BellSouth Corporation:
                       A              A1             800,000         5% due 10/15/2006                                      830,202
                       A              A1             964,000         6% due 10/15/2011                                    1,049,736
                       A              A1             170,000         6.55% due 6/15/2034                                    178,943
                       A-             Baa1           970,000     British Telecommunications PLC, 8.375%                   1,169,679
                                                                 due 12/15/2010
                       BBB+           Baa2           400,000     CenturyTel, Inc., 7.875% due 8/15/2012                     464,951
                                                                 Deutsche Telekom International Finance BV:
                       BBB+           Baa1           800,000         3.875% due 7/22/2008                                   803,193
                       BBB+           Baa1           384,000         5.25% due 7/22/2013                                    392,959
                       BBB+           Baa1           450,000         8.75% due 6/15/2030                                    581,660
                       BBB+           Baa2           650,000     France Telecom, 9.25% due 3/01/2031                        861,804
                                                                 GTE Corporation:
                       A+             A3           1,100,000         6.84% due 4/15/2018                                  1,215,032
                       A+             A3             255,000         6.94% due 4/15/2028                                    274,517

                                              Master Aggregate Bond Index Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                       S&P            Moody's           Face
Industry+              Ratings        Ratings         Amount     Corporate Bonds                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Utilities -            A-             Baa1     $     790,000     Koninklijke (KPN) NV, 8% due 10/01/2010             $      939,447
Communications                                                   Sprint Capital Corporation:
(concluded)            BBB-           Baa3         1,091,000         8.375% due 3/15/2012                                 1,321,349
                       BBB-           Baa3           400,000         8.75% due 3/15/2032                                    507,676
                       BBB+           Baa2           750,000     Telecom Italia Capital SA, 5.25% due 11/15/2013(a)         764,150
                                                                 Verizon Global Funding Corporation:
                       A+             A2             700,000         6.75% due 12/01/2005                                   732,794
                       A+             A2             765,000         7.375% due 9/01/2012                                   893,333
                       A+             Baa2            85,000     Verizon New York Inc., 6.875% due 4/01/2012                 94,523
                       A+             A3              80,000     Verizon Wireless Capital LLC, 5.375% due 12/15/2006         83,740
                                                                                                                     ---------------
                                                                                                                         15,571,497
------------------------------------------------------------------------------------------------------------------------------------
Utilities - Gas &      BBB+           Baa1           200,000     AGL Capital Corporation, 4.45% due 4/15/2013               191,498
Electric - 1.3%        A-             Baa2           270,000     AmerenEnergy Generating Company, 7.95%                     332,469
                                                                 due 6/01/2032
                       A-             A1             277,000     AmerenUE, 5.25% due 9/01/2012                              289,387
                       A              A2             300,000     Australian Gas Light Company, 5.30%                        306,279
                                                                 due 9/25/2015(a)
                       BBB+           A2             180,000     Baltimore Gas and Electric Company, 5.20%                  164,016
                                                                 due 6/15/2033
                       BBB            Baa1           115,000     Cincinnati Gas & Electric Company, 5.70%                   121,618
                                                                 due 9/15/2012
                       BBB+           Baa1           500,000     Commonwealth Edison Company, 6.95% due 7/15/2018           573,582
                       BBB            Baa2           135,000     Conectiv, 5.30% due 6/01/2005                              136,909
                       A              A1             375,000     Consolidated Edison Company of New York, Inc.,             346,292
                                                                 5.10% due 6/15/2033
                       BBB-           Baa3           495,000     Consumers Energy Company, 4.25% due 4/15/2008              503,430
                                                                 Dominion Resources, Inc.:
                       BBB+           Baa1           541,000         8.125% due 6/15/2010                                   641,033
                       BBB+           Baa1           185,000         6.30% due 3/15/2033                                    187,177
                       BBB+           Baa2           125,000     Entergy Mississippi, Inc., 5.15% due 2/01/2013             126,141
                       BBB+           Baa2           120,000     Exelon Corporation, 6.75% due 5/01/2011                    133,988
                       A-             A2             170,000     FPL Group Capital Inc., 7.625% due 9/15/2006               184,322
                       A              Aa3            170,000     Florida Power & Light Company, 6.875%                      178,278
                                                                 due 12/01/2005
                       A              A2             160,000     Georgia Power Company, 5.125% due 11/15/2012               165,965
                       BBB-           Baa3           510,000     MidAmerican Energy Holdings Company, 5.875%                538,439
                                                                 due 10/01/2012
                       BBB            Baa2           200,000     New York State Electric and Gas Corporation, 5.75%         199,290
                                                                 due 5/01/2023
                       BBB            A3             200,000     Ohio Power Company, 6.60% due 2/15/2033                    218,241
                       BBB            Baa1           530,000     Oncor Electric Delivery Company, 6.375%                    586,738
                                                                 due 5/01/2012
                       BBB            Baa2           200,000     Pepco Holdings, Inc., 4% due 5/15/2010                     194,714
                       BBB-           Baa3           510,000     Plains All American Pipeline LP, 5.625%                    527,523
                                                                 due 12/15/2013
                       BBB-           Baa2           635,000     Progress Energy, Inc., 7.10% due 3/01/2011                 716,959
                       BBB            Baa2           350,000     Public Service Company of New Mexico, 4.40%                354,942
                                                                 due 9/15/2008
                       A-             A3             745,000     Public Service Electric and Gas Company, 5.125%            768,701
                                                                 due 9/01/2012
                       A              A1             170,000     South Carolina Electric & Gas Company, 6.70%               191,972
                                                                 due 2/01/2011
                       BB             A3           1,150,000     Southern California Edison Company, 8%                   1,272,924
                                                                 due 2/15/2007
                       A+             A1             385,000     Southern California Gas Company, 4.80%                     392,185
                                                                 due 10/01/2012
                       BBB+           Baa1           590,000     Southern Power Company, 6.25% due 7/15/2012                642,179
                       BBB            Baa2           150,000     TGT Pipeline, LLC, 5.20% due 6/01/2018                     141,985
                       BBB+           Baa1           300,000     Texas Gas Transmission, LLC, 4.60% due 6/01/2015           288,483
                       A-             A1             280,000     Wisconsin Electric Power Company, 5.625%                   280,139
                                                                 due 5/15/2033                                       ---------------
                                                                                                                         11,897,798
------------------------------------------------------------------------------------------------------------------------------------

                                              Master Aggregate Bond Index Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                       S&P            Moody's           Face
Industry+              Ratings        Ratings         Amount     Corporate Bonds                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Yankee - Corporate -                                             BHP Billiton Finance (USA) Limited:
1.7%                   A+             A2       $     105,000         4.80% due 4/15/2013                             $      106,305
                       A+             A2             365,000         6.42% due 3/01/2026                                    397,665
                       A-             Baa3           730,000     Brascan Corporation, 5.75% due 3/01/2010                   772,602
                       BBB+           Baa1           730,000     Burlington Resources Finance Company, 6.50%                822,208
                                                                 due 12/01/2011
                       BBB+           Baa1           500,000     Canadian National Railway Company, 6.375%                  555,783
                                                                 due 10/15/2011
                       A              A2             535,000     Corporacion Andina de Fomento, 6.875% due 3/15/2012        601,682
                       A              A2             120,000     Corporacion Nacional del Cobre de Chile (Codelco),         132,457
                                                                 6.375% due 11/30/2012(a)
                       A-             Baa2           600,000     EnCana Corporation, 4.75% due 10/15/2013                   593,531
                       A+             A1             160,000     Hydro-Quebec, 8.875% due 3/01/2026                         230,802
                       BBB-           Baa3           300,000     Inco Limited, 7.75% due 5/15/2012                          353,460
                                                                 Inter-American Development Bank:
                       AAA            Aaa            975,000         5.75% due 2/26/2008                                  1,053,484
                       AAA            NR*          1,000,000         6.80% due 10/15/2025                                 1,184,628
                       AAA            Aaa            530,000     KFW International Finance, Inc., 4.75%                     552,814
                                                                 due 1/24/2007
                                                                 Korea Development Bank:
                       A-             A3             610,000         4.25% due 11/13/2007                                   621,101
                       A-             A3           1,000,000         4.75% due 7/20/2009                                  1,023,152
                       A+             A1             570,000     National Australia Bank Limited, 8.60%                     684,820
                                                                 due 5/19/2010
                       BBB            Baa2           500,000     Nexen Inc., 5.05% due 11/20/2013                           496,402
                       BBB-           Baa3         1,165,000     Noranda Inc., 7% due 7/15/2005                           1,203,069
                       A              A2             950,000     Norsk Hydro ASA, 6.36% due 1/15/2009                     1,037,669
                                                                 Pemex Project Funding Master Trust:
                       BBB-           Baa1           805,000         9.125% due 10/13/2010(c)                               957,950
                       BBB-           Baa1            40,000         8.625% due 2/01/2022                                    45,480
                       BBB+           Baa2           345,000     Potash Corporation of Saskatchewan, Inc., 7.75%            406,755
                                                                 due 5/31/2011
                       A              A1             200,000     Santander Central Hispano Issuances Ltd., 7.625%           234,814
                                                                 due 9/14/2010
                       A+             A1             565,000     Unilever Capital Corporation, 7.125% due 11/01/2010        654,219
                                                                 Vodafone Group PLC:
                       A              A2             530,000         7.75% due 2/15/2010                                    621,718
                       A              A2             185,000         7.875% due 2/15/2030                                   233,571
                                                                                                                     ---------------
                                                                                                                         15,578,141
                       -------------------------------------------------------------------------------------------------------------
                                                                 Total Corporate Bonds
                                                                 (Cost - $210,046,083) -- 24.6%                         218,733,424
------------------------------------------------------------------------------------------------------------------------------------

                                                                 Capital Trusts
------------------------------------------------------------------------------------------------------------------------------------
Banking - 0.0%         A+             Aa3            250,000     HBOS PLC, 5.375% (a)(b)(c)                                 253,864
------------------------------------------------------------------------------------------------------------------------------------
Yankee - Corporate -   BBB-           Baa1            75,000     Pemex Project Funding Master Trust, 7.375%                  81,750
0.0%                                                             due 12/15/2014
                       -------------------------------------------------------------------------------------------------------------
                                                                 Total Capital Trusts (Cost - $327,335) -- 0.0%             335,614
------------------------------------------------------------------------------------------------------------------------------------

State                                                            Municipal Bonds
------------------------------------------------------------------------------------------------------------------------------------
Illinois - 0.1%        AA             Aaa            700,000     Illinois State, GO, 5.10% due 6/01/2033                    666,771
------------------------------------------------------------------------------------------------------------------------------------
Texas - 0.0%           A              A2             250,000     Harris County, Texas, Industrial Development               254,162
                                                                 Corporation, Solid Waste Disposal Revenue Bonds
                                                                 (Deer Park Refining LP), 5.683% due 3/01/2023 (c)
                       -------------------------------------------------------------------------------------------------------------
                                                                 Total Municipal Bonds (Cost - $885,782) -- 0.1%            920,933
------------------------------------------------------------------------------------------------------------------------------------

                                              Master Aggregate Bond Index Series

Schedule of Investments as of September 30, 2004 (continued)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                        Face
                                                      Amount     Short-Term Investments                                       Value
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper***                            $  30,000,000     Edison Asset Securitization, LLC, 1.70%             $   29,981,583
                                                                 due 10/14/2004
                                                  30,000,000     Falcon Asset Securitization Corporation, 1.72%          29,981,367
                                                                 due 10/14/2004                                      ---------------
                                                                                                                         59,962,950
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                             28,800,000     Morgan Stanley & Co., Inc., purchased on 9/30/2004
                                                                 to yield  1.82% to 10/01/2004, repurchase price
                                                                 $28,801,456, collateralized by Federal National
                                                                 Mortgage Association, 4.50% due 7/01/2018               28,800,000
                       -------------------------------------------------------------------------------------------------------------

                                                      Shares
                                                        Held
------------------------------------------------------------------------------------------------------------------------------------
                                                 116,104,825     Merrill Lynch Premier Institutional Fund (e)(f)        116,104,825
                       -------------------------------------------------------------------------------------------------------------
                                                                 Total Short-Term Investments
                                                                 (Cost - $204,867,775) -- 23.0%                         204,867,775
------------------------------------------------------------------------------------------------------------------------------------
                       Total Investments (Cost - $1,120,252,984****) - 127.9%                                         1,138,548,609

                       Liabilities in Excess of Other Assets - (27.9%)                                                 (248,375,070)
                                                                                                                     --------------
                       Net Assets - 100.0%                                                                           $  890,173,539
                                                                                                                     ==============

*     Not Rated.
** Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
*** Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Series.
**** The cost and unrealized appreciation/depreciationi on investments as of September 30, 2004, as computed for Federal income tax purposes, were as follows:

      Aggregate cost                                            $ 1,120,542,263
                                                                ===============
      Gross unrealized appreciation                             $    19,329,666
      Gross unrealized depreciation                                  (1,323,320)
                                                                ---------------
      Net unrealized appreciation                               $    18,006,346
                                                                ===============

+ For Series compliance purposes, "Industry" means any one or more of the Industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combined such industry sub-classifications for reporting ease.
(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b)   The security is a perpetual bond and has no definite maturity date.
(c)   Floating rate note.
(d)   Collateralized Mortgage Obligation.
(e) Investments in companies considered to be an affilaite of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                                       Interest/
                                                         Net           Dividend
      Affiliate                                        Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
          Money Market Series                                 --     $     4,652
      Merrill Lynch Premier
          Institutional Fund                         (10,032,175)    $   119,333
      --------------------------------------------------------------------------

(f)   Security was purchased with the cash proceeds from securities loans.
(g)   Security, or a portion of security, is on loan.

                                              Master Aggregate Bond Index Series

Schedule of Investments as of September 30, 2004 (concluded)   (in U.S. dollars)

      Swap contracts outstanding as of September 30, 2004 were as follows:

      -------------------------------------------------------------------------------------
                                                                Notional        Unrealized
                                                                 Amount        Appreciation
      -------------------------------------------------------------------------------------
      Receive (pay) a variable return equal to the change
      in the Lehnam Brothers CMBS Investment
      Grade Index Total Return and pay a
      floating rate based on 1-month USD
      LIBOR, minus .20% interest

      Broker, J.P. Morgan Chase Bank
      Expires April 2005                                      $ 26,000,000             --
      -------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Aggregate Bond Index Fund of Merrill Lynch Index Funds, Inc. and Master Aggregate Bond Index Series of Quantitative Master Series Trust


By: /s/ Terry K. Glenn
    -----------------------------
    Terry K. Glenn,
    President
    Merrill Lynch Aggregate Bond Index Fund of Merrill Lynch Index Funds, Inc. and Master Aggregate Bond Index Series of Quantitative Master Series Trust

Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    -----------------------------
    Terry K. Glenn
    President
    Merrill Lynch Aggregate Bond Index Fund of Merrill Lynch Index Funds, Inc. and Master Aggregate Bond Index Series of Quantitative Master Series Trust

Date: November 19, 2004


By: /s/ Donald C. Burke
    -----------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Aggregate Bond Index Fund of Merrill Lynch Index Funds, Inc. and Master Aggregate Bond Index Series of Quantitative Master Series Trust

Date: November 19, 2004